INCOME TAXES (Details 2) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Notes and other explanatory information [abstract]
Property, plant and equipment	$ 216,628	$ 8,061	$ 127,305
Inventory	780,104	129,573	127,846
ROU Leases	(298,723)	(168,327)	(108,206)
Net Operating Loss Carryforward (federal)		274,831	318,614
Net Operating Loss Carryforward (state)	2,156	2,156	4,799
Net deferred tax assets:	$ 700,165	$ 246,294	$ 470,358